Property, plant and equipment - Summary of Depreciation expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	€ (9,031)	€ (8,626)	€ (3,287)
Research and development expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	(6,911)	(6,600)	(2,419)
General and administrative expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	€ (2,120)	€ (2,026)	€ (868)